Leases (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	May 10, 2020	Oct. 24, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 12, 2023
Lessee, Lease, Description [Line Items]
Lease term	3 years
Lease term, option to extend	three years	three years
Annual rent and management fees		$ 112
Bank guarantees to property owner			$ 76
Operating lease right-of-use assets			289	$ 392
Operating lease liabilities			$ 324	392
Operating right-of-use assets and operating lease liabilities					$ 392
Increase in the carrying amount of the right-of-use asset due to impairment				$ 392
Incremental borrowing rate based on credit rating			9.00%	9.00%